Intangible Assets (Details 1) - USD ($)	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
June 30, 2025	$ 19,189
June 30, 2026	76,758	$ 76,758
June 30, 2027	76,758	76,758
June 30, 2028	9,595	76,758
Finite-Lived Intangible Assets, Net	182,300	239,871	$ 6,924,982
Intangible assets	182,300	239,871	6,924,982
Trade Name [Member]
Finite-Lived Intangible Assets, Net	$ 182,300	$ 239,871	316,629
LuckyTail [Member] | Trade Name [Member]
Intangible assets			383,792
LuckyTail [Member] | Intangible Asset from Purchage [Member]
Intangible assets			2,218,484
CustomerRelationship [Member] | LuckyTail [Member]
Intangible assets			$ 1,834,692